VK-MCG-SUP-1 071213
Statutory Prospectus Supplement dated July 12, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Mid Cap Growth Fund
Effective July 15, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B		C	R	Y

Management Fees	0.68%	0.68%		0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25	0.25	[1]	1.00	0.50	None
Other Expenses	0.34	0.34		0.34	0.34	0.34
Total Annual Fund Operating Expenses[2]	1.27	1.27		2.02	1.52	1.02
Fee Waiver and/or Expense Reimbursement[3]	0.12	0.12		0.12	0.12	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15	1.15		1.90	1.40	0.90

[1]	“Distribution and/or Service (12b-1) Fees” have been restated to reflect current fees.

[2]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[3]	Effective July 15, 2013, Invesco Advisers, Inc. (Invesco or the Adviser), has contractually agreed, through at least July 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.15%, 1.90%, 1.90%, 1.40% and 0.90%, respectively of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on July 31, 2015.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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	1 Year	3 Years	5 Years	10 Years

Class A	$661	$908	$1,186	$1,979
Class B	617	678	873	1,512
Class C	293	610	1,065	2,328
Class R	143	456	806	1,792
Class Y	92	300	539	1,225
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$908	$1,186	$1,979
Class B	117	378	673	1,512
Class C	193	610	1,065	2,328
Class R	143	456	806	1,792
Class Y	92	300	539	1,225
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
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Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.15%	1.15%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.86%)	1.92%	5.72%	9.66%	13.75%	17.99%	22.40%	26.96%	31.70%	36.61%
End of Year Balance	$9,813.83	$10,191.66	$10,571.81	$10,966.13	$11,375.17	$11,799.47	$12,239.59	$12,696.12	$13,169.69	$13,660.92
Estimated Annual Expenses	$660.77	$115.03	$131.85	$136.77	$141.87	$147.16	$152.65	$158.34	$164.25	$170.37

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.15%	1.15%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.85%	11.87%	16.04%	20.37%	24.86%	29.52%	34.35%	39.36%	44.56%
End of Year Balance	$10,385.00	$10,784.82	$11,187.10	$11,604.38	$12,037.22	$12,486.21	$12,951.94	$13,435.05	$13,936.18	$14,456.00
Estimated Annual Expenses	$117.21	$121.73	$139.52	$144.73	$150.12	$155.72	$161.53	$167.56	$173.81	$180.29

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.15%	1.15%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.85%	11.87%	16.04%	20.37%	24.86%	29.52%	34.35%	39.36%	44.56%
End of Year Balance	$10,385.00	$10,784.82	$11,187.10	$11,604.38	$12,037.22	$12,486.21	$12,951.94	$13,435.05	$13,936.18	$14,456.00
Estimated Annual Expenses	$117.21	$121.73	$139.52	$144.73	$150.12	$155.72	$161.53	$167.56	$173.81	$180.29

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.90%	1.90%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.10%	6.30%	9.46%	12.73%	16.08%	19.54%	23.11%	26.78%	30.55%	34.44%
End of Year Balance	$10,310.00	$10,629.61	$10,946.37	$11,272.57	$11,608.50	$11,954.43	$12,310.67	$12,677.53	$13,055.32	$13,444.37
Estimated Annual Expenses	$192.95	$198.93	$217.92	$224.41	$231.10	$237.99	$245.08	$252.38	$259.90	$267.65
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Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.40%	1.40%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.06%	14.93%	18.93%	23.07%	27.35%	31.78%	36.37%	41.11%
End of Year Balance	$10,360.00	$10,732.96	$11,106.47	$11,492.97	$11,892.93	$12,306.80	$12,735.08	$13,178.26	$13,636.86	$14,111.42
Estimated Annual Expenses	$142.52	$147.65	$165.98	$171.76	$177.73	$183.92	$190.32	$196.94	$203.79	$210.89

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	0.90%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.68%	17.17%	21.83%	26.68%	31.72%	36.96%	42.41%	48.08%
End of Year Balance	$10,410.00	$10,836.81	$11,268.12	$11,716.59	$12,182.91	$12,667.79	$13,171.96	$13,696.21	$14,241.32	$14,808.12
Estimated Annual Expenses	$91.85	$95.61	$112.74	$117.22	$121.89	$126.74	$131.78	$137.03	$142.48	$148.15

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”
VK-MCG-SUP-1 071213

VK-MCG-SUP-2 071213
Statutory Prospectus Supplement dated July 12, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:
Invesco Mid Cap Growth Fund
Effective July 15, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	0.16	0.06
Total Annual Fund Operating Expenses[1]	0.84	0.74

[1]	“Other Expenses” for Class R6 shares and “Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$86	$268	$466	$1,037
Class R6	76	237	411	918
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund
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VK-MCG-SUP-2 071213
shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period; and

•	Your investment has a 5% return before expenses each year.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.49%	13.01%	17.71%	22.60%	27.70%	33.02%	38.55%	44.31%	50.32%
End of Year Balance	$10,416.00	$10,849.31	$11,300.64	$11,770.74	$12,260.41	$12,770.44	$13,301.69	$13,855.04	$14,431.41	$15,031.76
Estimated Annual Expenses	$85.75	$89.31	$93.03	$96.90	$100.93	$105.13	$109.50	$114.06	$118.80	$123.75

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.26%	8.70%	13.33%	18.16%	23.19%	28.44%	33.91%	39.62%	45.57%	51.77%
End of Year Balance	$10,426.00	$10,870.15	$11,333.22	$11,816.01	$12,319.37	$12,844.18	$13,391.34	$13,961.81	$14,556.58	$15,176.69
Estimated Annual Expenses	$75.58	$78.80	$82.15	$85.65	$89.30	$93.11	$97.07	$101.21	$105.52	$110.01

[1]	Your actual expenses may be higher or lower than those shown.”
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ASEF-SUP-3 071213
Statement of Additional Information Supplement dated July 12, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6 and Y shares, as applicable, of the Funds listed below:

Invesco American Value Fund
Invesco Comstock Fund
Invesco Mid Cap Growth Fund
Invesco Small Cap Value Fund
Invesco Technology Sector Fund
Invesco Value Opportunities Fund

Effective July 15, 2013, the following information replaces in its entirety the tenth, eleventh and twelfth paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
          “Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitation for the following Funds’ shares are:

	Expires	Expires	Expires
Fund	June 30, 2013	June 30, 2014	July 31, 2015
Invesco American Value Fund
Class A Shares	1.25%	2.00%	—
Class B Shares	2.00%	2.75%	—
Class C Shares	2.00%	2.75%	—
Class R Shares	1.50%	2.25%	—
Class Y Shares	1.00%	1.75%	—
Class R5 Shares	1.00%	1.75%	—
Class R6 Shares	1.00%	1.75%	—

Invesco Comstock Fund
Class A Shares	—	2.00%	—
Class B Shares	—	2.75%	—
Class C Shares	—	2.75%	—
Class R Shares	—	2.25%	—
Class Y Shares	—	1.75%	—
Class R5 Shares	—	1.75%	—
Class R6 Shares	—	1.75%	—

Invesco Mid Cap Growth Fund
Class A Shares	2.00%	—	1.15%
Class B Shares	2.75%	—	1.90%
Class C Shares	2.75%	—	1.90%
Class R Shares	2.25%	—	1.40%
Class Y Shares	1.75%	—	0.90%
Class R5 Shares	1.75%	—	0.90%
Class R6 Shares	1.75%	—	0.90%

Invesco Small Cap Value Fund
Class A Shares	—	2.00%	—
Class B Shares	—	2.75%	—
Class C Shares	—	2.75%	—
Class Y Shares	—	1.75%	—
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ASEF-SUP-3 071213

	Expires	Expires	Expires
Fund	June 30, 2013	June 30, 2014	July 31, 2015
Invesco Technology Sector Fund
Class A Shares	—	2.00%	—
Class B Shares	—	2.75%	—
Class C Shares	—	2.75%	—
Class Y Shares	—	1.75%	—

Invesco Value Opportunities Fund
Class A Shares	—	2.00%	—
Class B Shares	—	2.75%	—
Class C Shares	—	2.75%	—
Class R Shares	—	2.25%	—
Class Y Shares	—	1.75%	—
Class R5 Shares	—	1.75%	—
          The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on the expiration dates disclosed above.”
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